Document and Entity Information	Oct. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	TerraForm Power, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36542
Entity Tax Identification Number	46-4780940
Entity Address, Address Line One	200 Liberty Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	646
Local Phone Number	992-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001599947
Title of 12(b) Security	Common Stock, Class A, par value $0.01
Trading Symbol	TERP
Security Exchange Name	NASDAQ